Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Notes payable non current, debt discount	$ 4,542,205	$ 5,366,869
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000,000	300,000,000,000	300,000,000,000
Common stock, shares issued	3,347,778,690	2,862,174,380	77,851,633
Common stock, shares outstanding	3,347,778,690	2,862,174,380	77,851,633
Notes payable current, debt discount			$ 1,247,422